Cover	12 Months Ended
Jun. 30, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Li Bang International Corporation Inc.
Entity Central Index Key	0001896425
Entity File Number	001-42378
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, Date of Incorporation	Jul. 08, 2021
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	No. 190 Xizhang Road
Entity Address, Address Line Two	Gushan Town
Entity Address, City or Town	Jiangyin City
Entity Address, Country	CN
Entity Address, Postal Zip Code	000000
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share
Trading Symbol	LBGJ
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	18,748,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Huang Feng
Contact Personnel Email Address	libangsales@libangco.com
Entity Address, Address Line One	No. 190 Xizhang Road
Entity Address, Address Line Two	Gushan Town
Entity Address, City or Town	Jiangyin City
Entity Address, Country	CN
Entity Address, Postal Zip Code	000000
Entity Phone Fax Numbers [Line Items]
City Area Code	+86
Local Phone Number	0510-81630030